Discontinued Operations - Condensed consolidated balance sheets (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying amounts of assets included as part of discontinued operations:
Other current assets		$ 6,534	$ 6,736
Total current assets of discontinued operations	$ 8,157	6,534
Other long-term assets		9,272	11,125
Total non-current assets of discontinued operations	1,348	9,272
Carrying amounts of liabilities included as part of discontinued operations:
Total current liabilities of discontinued operations	3,941	3,365	2,846
Total non-current liabilities of discontinued operations		1,793	2,634
Discontinued Operations, Disposed of by Sale
Carrying amounts of assets included as part of discontinued operations:
Cash		93	237
Accounts receivable, net of allowance		5,743	6,223
Inventories, net		28	30
Prepaid expenses		71	223
Other current assets		599	23
Total current assets of discontinued operations		6,534	6,736
Property and equipment, net		3,280	4,585
Intangible assets, net		5,712	6,275
Other long-term assets		280	265
Total non-current assets of discontinued operations		9,272	11,125
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations		920	1,059
Accounts payable		809	1,180
Accrued expenses		1,636	607
Total current liabilities of discontinued operations		3,365	2,846
Capital lease obligations, net of current portion		1,793	2,634
Total non-current liabilities of discontinued operations		1,793	$ 2,634
Canadian subsidiary | Discontinued Operations, Disposed of by Sale
Carrying amounts of assets included as part of discontinued operations:
Cash	1,272	93
Accounts receivable, net of allowance	4,663	5,743
Inventories, net		28
Prepaid expenses	177	71
Other current assets	2,045	599
Total current assets of discontinued operations	8,157	6,534
Property and equipment, net	1,348	3,280
Intangible assets, net		5,712
Other long-term assets		280
Total non-current assets of discontinued operations	1,348	9,272
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations	1,832	920
Accounts payable	519	809
Accrued expenses	1,590	1,636
Total current liabilities of discontinued operations	$ 3,941	3,365
Capital lease obligations, net of current portion		1,793
Total non-current liabilities of discontinued operations		$ 1,793